Summary of significant accounting and reporting policies - Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Weighted-average discount rate as at January 1, 2019		14.20%
Lease liabilities	$ 4,104	$ 4,623
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments as at December 31, 2018		$ 2,058
Weighted-average discount rate as at January 1, 2019		14.20%
Discounted operating lease commitments as at January 1, 2019		$ 1,951
Lease payments relating to renewal periods not included in operating lease commitments as at December 31, 2018		2,352
Non lease components		318
Other		2
Lease liabilities		$ 4,623